Derivative Financial Liabilities - Summary of Derivative Financial Liabilities (Detail) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Derivative financial liabilities [line items]
Forward contract	¥ 1,877
Forward contract [member]
Derivative financial liabilities [line items]
Forward contract	¥ 1,877